Shareholders’ Equity - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 4,854	$ 2,824	$ 3,391
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	1,931	1,539	1,791
Marketing and business development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	650	291	339
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 2,273	$ 994	$ 1,261